Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

February 14, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM International Mutual Funds (Invesco International Mutual Funds)

CIK 0000880859

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class C, Class Y, Class R5 and Class R6 shares of Invesco Global Growth Fund and Invesco Global Small & Mid Cap Growth Fund, that would have been filed under Rule 497(c) of the 1933 Act, do not differ from those contained in Post-Effective Amendment No. 93 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 11, 2020.

Please send copies of all correspondence with respect to the above to the undersigned or contact me at 212-323-0310.

Very truly yours,

/s/ Taylor V. Edwards

Taylor V. Edwards

Associate General Counsel